Right-of-use assets and leases payable - Details about lease contracts of low amount assets (Detail) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments to be payable	R$ 9,565
Up to 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments to be payable	7,693
Between 1 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments to be payable	1,872
More than 5 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments to be payable	R$ 0